INTERESTS IN OTHER ENTITIES - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of subsidiaries [line items]
Joint ventures	£ 289	£ 245
Number of credit protection vehicles	5	4
Credit linked notes	£ 226	£ 185
Santander (UK) Common Investment Fund
Disclosure of subsidiaries [line items]
Defined benefit assets and obligations	7,591	8,551
Joint ventures
Disclosure of subsidiaries [line items]
Profit after tax	45	43
Joint ventures	£ 289	£ 245